Derivative Instruments	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

8. Derivative Instruments

In the prior year, the Company entered into a derivative financial instrument arrangement to manage its interest rate risk related to its variable rate Term Loan Facility. The Company’s derivative instrument consists of an interest rate swap, which mitigates the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. The interest rate swap is measured at fair value and not designated as a hedge for accounting purposes; as such, any fair value changes are recorded in “Other income, net” in the unaudited condensed consolidated statement of comprehensive loss in the respective period of the change.

As of March 31, 2023 and December 31, 2022, the Company’s interest rate swap had a notional amount of $352,049 and $367,490, respectively and fair value of $13,888 and $17,321, respectively, which was recorded as a “Derivative financial asset” in the unaudited condensed consolidated statements of financial position. The Company recognized a fair value loss for the three months ended March 31, 2023 and 2022 of $3,432 and $0 respectively, related to its interest rate contracts. The interest rate swap matures on March 31, 2026.

For further information regarding the fair value of the derivative instruments see discussion in Note 11.